The Company - Additional Information (Detail) - Calyxt Inc [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	61.80%	64.70%
Cellectis S.A. [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	61.80%